1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

June 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares MSCI Emerging Markets Index Fund and iShares MSCI BRIC Index Fund, each a series of iShares, Inc.

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 15, 2011, to the Prospectuses and Statement of Additional Information, each dated January 1, 2011, for the above referenced Funds. The purpose of the filing is to submit the 497(e) filing dated June 15, 2011 in XBRL for the above referenced Funds.

Any questions or comments on the Amendment should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

NEW YORK      WASHINGTON      PARIS      LONDON      MILAN       ROME      FRANKFURT      BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh